Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 12 - Shareholders’ Equity

A.General

The Company shares are traded on the NASDAQ National Market under the symbol of CAMT, and also listed and traded on the Tel-Aviv stock exchange.

In November 2020, the Company completed a successful public offering of 4,025,000 ordinary shares, which includes the full exercise of the underwriters’ option to purchase 525,000 additional ordinary shares, at a price to the public of $17.00 per share. The net proceeds to the Company, after the deduction of underwriting discounts and commissions and other offering expenses, totaled $64,320.

B.Stock Option Plan

As of December 31, 2020, the Company has one effective Share Incentive Plan (and Sub-Plan for Grantees Subject to Israeli Taxation) for the issuance of options, restricted share units and/ or restricted shares to employees, officers, directors, consultants and other services providers of the Company or any affiliated companies thereof (the “2018 Plan”). The 2018 Plan was adopted by the Company in April 2018 and thereby replaced the Company’s previous equity plans (the “2014 Share Option Plan” and the “2007 Restricted Share Unit Plan”). The total number of equity awards that may be granted under the 2018 Plan during each calendar year is equal to three and a half percent (3.5%) of the Company’s total issued and outstanding Share capital as of December 31 of the preceding calendar year.

The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table and recognized over the vesting period of four years. The risk‑free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

2017 Grant
Valuation assumptions:
Dividend yield *	0
Expected volatility	66%
Risk-free interest rate	1.87%
Expected life (years) **	4.8

*The option grant was made prior to the dividend distribution. As such, the valuation assumptions reflect the Company’s previous record of not paying dividends.

**Expected life for the periods presented was determined according to the simplified method since, at the date of grant, the Company did not have enough history to make an estimate.

F - 27

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 12 - Shareholders’ Equity (cont’d)

B.Stock Option Plan (cont’d)

The total intrinsic value of outstanding options as of December 31, 2020, 2019, and 2018 is $1,628, $2,343 and $1,886, respectively.

The total intrinsic value of vested options as of December 31, 2020, 2019, and 2018 is $1,161, $1,746 and $855 respectively.

The total stock option compensation expense related to continued operations amounted to $120, $269, and $402 in 2020, 2019 and 2018, respectively.

As of December 31, 2020, there was $73 of total unrecognized compensation cost related to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of less than one year.

Share option activity during the past three years is as follows:

	Year Ended December 31,
	2020		2019		2018
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$
Outstanding at January 1	309,792	3.29	519,785	3.16	1,173,433	2.80
Forfeited and cancelled	(12,876)	3.74	(10,750)	2.41	(43,159)	2.53
Exercised	(206,991)	3.04	(199,243)	2.69	(610,489)	2.79

Outstanding at year end	89,925	3.80	309,792	3.29	519,785	3.16

Exercisable at year end	63,253	3.55	225,110	3.08	217,976	2.85

F - 28

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 12 - Shareholders’ Equity (cont’d)

B.Stock Option Plan (cont’d)

	Number of options outstanding	Weighted average exercise price US$	Weighted Average Remaining Contractual term (years)	Aggregate intrinsic Value (in US$ thousands)

Outstanding as of December 31, 2020	89,925	3.80	2.28	1,628

Exercisable at December 31, 2020	63,253	3.55	1.66	1,161

The following table summarizes information about share options at December 31, 2020:

Exercise price US$	Number of outstanding options	Number exercisable	Weighted average remaining Contractual term (years) of outstanding options
0-2	5,000	5,000	2.22
2-5	84,925	58,253	2.28
	89,925	63,253	2.28

The following table summarizes information about non-vested options at December 31, 2020:

	Options	Weighted average grant-date fair value
Balance at January 1, 2020	84,682	2.40
Granted	-	-
Vested	(55,385)	2.15
Forfeited	(2,625)	2.42

Balance at December 31, 2020	26,672	2.93

F - 29

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 12 - Shareholders’ Equity (cont’d)

C.Restricted Share Unit Plan

In April 2018, the Company adopted a Restricted Share Unit (“RSU”) Plan (the “Plan”) to replace the 2007 Restricted Share Unit Plan, pursuant to which the Company’s Board of Directors may grant shares to officers and key employees. The total number of shares, which may be granted to directors, officers, employees and consultants under this Plan, is limited to 3.5% out of the outstanding shares (1,514,554 as of December 31, 2020). Forfeited units are returned to the pool.

The exercise price for each grantee shall be as determined by the Board and specified in the applicable RSU notice of grant; provided, however, that unless otherwise determined by the Board (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law), the exercise price shall be no more than the underlying share’s nominal value. For the removal of any doubt, the Board is authorized (without the need for shareholder approval unless so required in order to comply with Mandatory Law) to determine that the exercise price of an RSU is to be $0.00.

Unless otherwise determined by the Board with respect to any specific grantee or to any specific grant, (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law) and provided accordingly in the applicable RSU notice of grant, the RSUs shall vest (become automatically exercised) according to the vesting schedules as determined by the Board.

	RSUs	Weighted average grant date value
Balance at January 1, 2020	1,233,402	$8.83
Granted	506,500	$11.83
Vested	(391,008)	$8.16
Forfeited	(11,210)	$7.94

Balance at December 31, 2020	1,337,684	$9.52

The total intrinsic value of outstanding RSUs as of December 31, 2020, 2019, and 2018 is $21.91, $10.83 and $6.77, respectively.

The weighted average grant date fair value of RSUs granted during 2020, 2019, and 2018 is $11.83, $8.61 and $8.04, respectively.

The total compensation cost from RSUs recognized in the year ending December 31, 2020, amounted to $4,115. The unrecognized compensations in the amount of $10,248 will be recognized in the years 2021 to 2024.

D.Dividend

On September 4, 2019, the Company paid a dividend of $0.17 per share, totaling $6.6 million.